Subsequent Events (Details) - USD ($) $ in Millions		4 Months Ended
	Mar. 19, 2026	Dec. 31, 2025	Mar. 31, 2026
Subsequent Events [Line Items]
Gross proceeds		$ 120
Amount of aggregate consideration			$ 35
Subsequent Event [Member]
Subsequent Events [Line Items]
Gross proceeds	$ 120